Loss on Sale of Assets	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Loss On Sale Of Assets

18. Loss on Sale of Assets

During March 2016, the Company concluded the sale of the vessels Stalo and Kypros Unity to companies controlled by Polys Hajioannou for an aggregate gross consideration of $29,000 in cash, realizing a net loss of $2,750. During January 2017, the Company concluded the sale of the Hull No. 1551 to a company controlled by Polys Hajioannou for an aggregate gross consideration of $20,510 in cash, realizing a net loss of $120.

There was no loss on sale of assets for the period ended December 31, 2015.